UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

Jensen Quality Value Fund
Schedule of Investments
August 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.50%
Aerospace & Defense - 2.28%
Rockwell Collins, Inc.	5,790	$758,780

Air Freight & Logistics - 1.94%
Expeditors International of Washington, Inc.	11,500	645,150

Beverages - 0.76%
Boston Beer Company, Inc. - Class A (a)	1,710	254,790

Capital Markets - 1.71%
Waddell & Reed Financial, Inc. - Class A	30,540	568,349

Chemicals - 3.31%
Eastman Chemical Co.	7,890	680,118
Koppers Holdings, Inc. (a)	10,800	423,360
		1,103,478
Commercial Services & Supplies - 4.97%
Deluxe Corp.	8,850	613,747
Herman Miller, Inc.	18,820	633,292
Pitney Bowes, Inc.	31,770	408,245
		1,655,284
Containers & Packaging - 5.01%
Crown Holdings, Inc. (a)	15,260	900,798
Owens-Illinois, Inc. (a)	31,170	768,029
		1,668,827
Distributors - 1.48%
Genuine Parts Co.	5,950	492,839

Diversified Consumer Services - 2.00%
H&R Block, Inc.	24,870	665,024

Electrical Equipment - 2.04%
Emerson Electric Co.	11,540	681,322

Electronic Equipment, Instruments & Components - 2.81%
Amphenol Corp. - Class A	11,550	934,857

Food & Staples Retailing - 0.78%
Kroger Co.	11,890	260,034

Food Products - 5.89%
Campbell Soup Co.	14,300	660,660
General Mills, Inc.	12,620	672,142
Hershey Co.	6,020	631,618
		1,964,420
Health Care Equipment & Supplies - 4.83%
Varian Medical Systems, Inc. (a)	8,880	943,500
Zimmer Biomet Holdings, Inc.	5,850	668,480
		1,611,980
Health Care Providers & Services - 3.77%
Cigna Corp.	3,760	684,546
DaVita, Inc. (a)	9,740	570,374
		1,254,920
Hotels, Restaurants & Leisure - 10.21%
Brinker International, Inc.	10,780	336,552
Choice Hotels International, Inc.	9,520	590,716
Cracker Barrel Old Country Store, Inc.	4,420	657,077
Marriott International, Inc. - Class A	5,350	554,153
Sonic Corp.	22,320	522,511
Yum! Brands, Inc.	9,710	745,922
		3,406,931
Household Products - 1.67%
Kimberly-Clark Corp.	4,510	556,038

Internet Software & Services - 1.47%
j2 Global, Inc.	6,490	488,567

IT Services - 5.49%
CSG Systems International, Inc.	14,350	555,489
Teradata Corp. (a)	20,420	651,807

Western Union Co.	32,950	623,414
		1,830,710
Leisure Products - 1.03%
Polaris Industries, Inc.	3,670	342,154

Life Sciences Tools & Services - 2.85%
Waters Corp. (a)	5,180	950,426

Machinery - 3.70%
Crane Co.	7,970	591,613
Hillenbrand, Inc.	17,970	642,427
		1,234,040
Media - 3.37%
Omnicom Group, Inc.	9,460	684,715
Viacom, Inc. - Class B	15,270	436,722
		1,121,437
Multiline Retail - 0.95%
Target Corp.	5,780	315,183

Personal Products - 2.01%
Nu Skin Enterprises, Inc. - Class A	11,010	669,738

Pharmaceuticals - 0.81%
Endo International PLC (a)(b)	30,620	269,150

Professional Services - 1.68%
Dun & Bradstreet Corp.	5,030	560,543

Road & Rail - 1.93%
Landstar System, Inc.	6,890	643,182

Semiconductors & Semiconductor Equipment - 1.75%
Xilinx, Inc.	8,840	583,970

Software - 1.62%
Citrix Systems, Inc. (a)	6,900	539,649

Specialty Retail - 2.93%
Bed Bath & Beyond, Inc.	10,770	297,144
Best Buy Company, Inc.	6,030	327,188
Tractor Supply Co.	5,910	351,704
		976,036
Textiles, Apparel & Luxury Goods - 3.90%
Coach, Inc.	12,660	527,922
VF Corp.	12,320	774,558
		1,302,480
Tobacco - 1.84%
Vector Group Ltd.	28,322	611,755

Trading Companies & Distributors - 1.71%
WW Grainger, Inc.	3,510	570,621

TOTAL COMMON STOCKS (Cost $30,397,529)		31,492,664

SHORT-TERM INVESTMENTS - 6.68%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.878% (c)	2,225,666	2,225,666
TOTAL SHORT-TERM INVESTMENTS (Cost $2,225,666)		2,225,666

Total Investments (Cost $32,623,195) - 101.18%		33,718,330
Liabilities in Excess of Other Assets - (1.18)%		(392,053)
TOTAL NET ASSETS - 100.00%		$33,326,277

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of August 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

Cost of investments	$32,623,195
Gross unrealized appreciation	3,778,132
Gross unrealized depreciation	(2,682,997)
Net unrealized appreciation	$1,095,135

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market. “Composite Market“ means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at the fair value, as described below. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity.

Redeemable securities issued by open-end, registered investment companies, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. Money Market Mutual Funds are valued at cost.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.  In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.  The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.

Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3

Common Stocks*	$31,492,664	$-	$-	$31,492,664
Short-Term Investments	2,225,666	-	-	2,225,666
Total Investments in Securities	$33,718,330	$-	$-	$33,718,330

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning and end of the fiscal period. There were no transfers between levels as of August 31, 2017.

For the period ended August 31, 2017 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title  /s/ John Buckel
John Buckel, President

Date  October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
    John Buckel, President

Date:  October 25, 2017

By (Signature and Title)  /s/ Jennifer Lima
   Jennifer Lima, Treasurer

Date:  October 25, 2017                                                                                 .

* Print the name and title of each signing officer under his or her signature.